Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures
Fair Value By Balance Sheet Grouping Text Block
	December 31, 2019
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Assets:
Cash and due from banks	$388,311	$388,311	$-	$-	$388,311
Money market investments	3,262,286	3,256,274	6,012	-	3,262,286
Trading account debt securities, excluding derivatives[1]	40,321	7,081	32,270	970	40,321
Debt securities available-for-sale[1]	17,648,473	3,841,715	13,805,576	1,182	17,648,473
Debt securities held-to-maturity:
Obligations of Puerto Rico, States and political subdivisions	$85,556	$-	$-	$93,002	$93,002
Collateralized mortgage obligation-federal agency	45	-	-	47	47
Securities in wholly owned statutory business trusts	11,561	-	11,561	-	11,561
Other	500	-	500	-	500
Total debt securities held-to-maturity	$97,662	$-	$12,061	$93,049	$105,110
Equity securities:
FHLB stock	$43,787	$-	$43,787	$-	$43,787
FRB stock	93,470	-	93,470	-	93,470
Other investments	22,630	-	21,328	7,367	28,695
Total equity securities	$159,887	$-	$158,585	$7,367	$165,952
Loans held-for-sale	$59,203	$-	$-	$60,030	$60,030
Loans held-in-portfolio	26,929,165	-	-	25,051,400	25,051,400
Mortgage servicing rights	150,906	-	-	150,906	150,906
Derivatives	17,966	-	17,966	-	17,966
	December 31, 2019
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$36,083,809	$-	$36,083,809	$-	$36,083,809
Time deposits	7,674,797	-	7,598,732	-	7,598,732
Total deposits	$43,758,606	$-	$43,682,541	$-	$43,682,541
Assets sold under agreements to repurchase	$193,378	$-	$193,271	$-	$193,271
Notes payable:
FHLB advances	$421,399	$-	$429,718	$-	$429,718
Unsecured senior debt securities	295,307	-	323,415	-	323,415
Junior subordinated deferrable interest debentures (related to trust preferred securities)	384,902	-	395,216	-	395,216
Total notes payable	$1,101,608	$-	$1,148,349	$-	$1,148,349
Derivatives	$16,619	$-	$16,619	$-	$16,619
[1]	Refer to Note 30 to the Consolidated Financial Statements for the fair value by class of financial asset and its hierarchy level
	December 31, 2018
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Assets:
Cash and due from banks	$394,035	$394,035	$-	$-	$394,035
Money market investments	4,171,048	4,161,832	9,216	-	4,171,048
Trading account debt securities, excluding derivatives[1]	37,787	6,278	30,370	1,139	37,787
Debt securities available-for-sale[1]	13,300,184	2,719,740	10,579,211	1,233	13,300,184
Debt securities held-to-maturity:
Obligations of Puerto Rico, States and political subdivisions	$89,459	$-	$-	$90,534	$90,534
Collateralized mortgage obligation-federal agency	55	-	-	58	58
Securities in wholly owned statutory business trusts	11,561	-	11,561	-	11,561
Other	500	-	500	-	500
Total debt securities held-to-maturity	$101,575	$-	$12,061	$90,592	$102,653
Equity securities:
FHLB stock	$51,628	$-	$51,628	$-	$51,628
FRB stock	89,358	-	89,358	-	89,358
Other investments	14,598	-	13,296	5,539	18,835
Total equity securities	$155,584	$-	$154,282	$5,539	$159,821
Loans held-for-sale	$51,422	$-	$-	$52,474	$52,474
Loans held-in-portfolio	25,938,541	-	-	23,143,027	23,143,027
Mortgage servicing rights	169,777	-	-	169,777	169,777
Derivatives	13,603	-	13,603	-	13,603
	December 31, 2018
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$32,093,274	$-	$32,093,274	$-	$32,093,274
Time deposits	7,616,765	-	7,392,698	-	7,392,698
Total deposits	$39,710,039	$-	$39,485,972	$-	$39,485,972
Assets sold under agreements to repurchase	$281,529	$-	$281,535	$-	$281,535
Other short-term borrowings[2]	$42	$-	$42	$-	$42
Notes payable:
FHLB advances	$556,776	$-	$553,111	$-	$553,111
Unsecured senior debt	294,039	-	302,664	-	302,664
Junior subordinated deferrable interest debentures (related to trust preferred securities)	384,875	-	381,079	-	381,079
Capital lease obligations	20,412	-	-	20,412	20,412
Total notes payable	$1,256,102	$-	$1,236,854	$20,412	$1,257,266
Derivatives	$12,320	$-	$12,320	$-	$12,320
[1]	Refer to Note 30 to the Consolidated Financial Statements for the fair value by class of financial asset and its hierarchy level.
[2]	Refer to Note 19 to the Consolidated Financial Statements for the composition of other short-term borrowings.